Organization and principal activities (Tables)	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of company major subsidiaries

As of September 30, 2025, the details of the Company’s major subsidiaries are as follows.

Name	Date of Incorporation	Place of incorporation	Percentage of ownership	Principal Activities
Autozi BVI	November 15, 2021	British Virgin Islands	100.00%	Investment holding
Autozi HK	June 17, 2022	Hong Kong, PRC	100.00%	Investment holding
Autozi Investment Management (WFOE)	December 30, 2022	PRC	100.00%	Investment holding
Autozi Internet Technology (“Autozi China”)	June 2, 2010	PRC	95.08%	Auto parts and auto accessories sales platform
Autozi Chifu Auto Services (Beijing) Co., Ltd	July 16, 2015	PRC	76.07%	Auto parts and auto accessories sales platform
Autozi Supply Chain Management (Beijing) Co., Ltd	June 30, 2016	PRC	66.56%	Auto parts and auto accessories sales platform
Autozi E-commerce (Kunshan) Co., Ltd.	July 16, 2013	PRC	95.08%	Auto parts and auto accessories sales
Quantum Data Technology (Beijing) Co., Ltd (“Beijing Quantum”)	May 17, 2016	PRC	86.52%	Auto parts and auto accessories sales platform
Autozi Technology (Shenzhen) Co., Ltd. (formerly known as Quantum Commercial Factoring (Shenzhen) Co., Ltd. (“Shenzhen Quantum”))	June 8, 2016	PRC	86.52%	Auto parts and auto accessories sales platform
Autozi Internet Technology (Hunan) Co., Ltd. (“Autozi Hunan”)	October 30, 2019	PRC	95.08%	New car sales and related services
Autozi Internet Technology (Changsha) Co., Ltd. (“Autozi Changsha”)	December 10, 2019	PRC	95.08%	New car sales and related services
Autozi Auto Services (Changsha) Co, Ltd. (formerly known as Autozi Auto Services Co. Ltd.)	March 17, 2020	PRC	95.08%	Automotive insurance related services
Baicheng Auto Services (Henan) Co., Ltd.	November 23, 2018	PRC	51.00% owned by Autozi Baofu 48.49% owned by WFOE	Automotive insurance related services
Autozi Baofu Auto Services (Beijing) Co, Ltd.	February 2, 2018	PRC	95.08%	Automotive insurance related services
Autozi Baofu Auto Services (Beijing) Co, Ltd (formerly known as Autozi Baofu Automobile Service Co. Ltd. (“Autozi Baofu”))	March 17, 2020	PRC	95.08%	Automotive insurance related services